Equity (Dividends Distributed to the Company's Shareholders) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross amount of the dividend distributed (in millions of $)		$ 1,166	$ 276	$ 118
Amount of the dividend per share (in $)		$ 0.9	$ 0.21	$ 0.09
February 11, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Mar. 18, 2020
Gross amount of the dividend distributed (in millions of $)				$ 23
Amount of the dividend per share (in $)				$ 0.02
May 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Jun. 17, 2020
Gross amount of the dividend distributed (in millions of $)				$ 30
Amount of the dividend per share (in $)				$ 0.02
July 27, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Sep. 16, 2020
Gross amount of the dividend distributed (in millions of $)				$ 36
Amount of the dividend per share (in $)				$ 0.03
November 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend				Dec. 16, 2020
Gross amount of the dividend distributed (in millions of $)				$ 29
Amount of the dividend per share (in $)				$ 0.02
February 10, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Mar. 16, 2021
Gross amount of the dividend distributed (in millions of $)			$ 34
Amount of the dividend per share (in $)			$ 0.03
May 5, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Jun. 16, 2021
Gross amount of the dividend distributed (in millions of $)			$ 67
Amount of the dividend per share (in $)			$ 0.05
July 27, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Sep. 01, 2021
Gross amount of the dividend distributed (in millions of $)			$ 68
Amount of the dividend per share (in $)			$ 0.05
November 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend			Dec. 15, 2021
Gross amount of the dividend distributed (in millions of $)			$ 107
Amount of the dividend per share (in $)			$ 0.08
February 8, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Mar. 08, 2022
Gross amount of the dividend distributed (in millions of $)		$ 169
Amount of the dividend per share (in $)		$ 0.13
May 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Jun. 15, 2022
Gross amount of the dividend distributed (in millions of $)		$ 307
Amount of the dividend per share (in $)		$ 0.24
July 26, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Sep. 14, 2022
Gross amount of the dividend distributed (in millions of $)		$ 376
Amount of the dividend per share (in $)		$ 0.29
November 8, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend		Dec. 14, 2022
Gross amount of the dividend distributed (in millions of $)		$ 314
Amount of the dividend per share (in $)		$ 0.24
February 14, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Actual date of distribution of the dividend	[1]	Mar. 15, 2023
Gross amount of the dividend distributed (in millions of $)	[1]	$ 178
Amount of the dividend per share (in $)	[1]	$ 0.14

[1]	The record date is March 1, 2023, and the payment date is March 15, 2023.